Annual Total Returns- JPMorgan US Equity Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan US Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.56%)	17.10%	35.82%	13.69%	0.64%	10.67%	21.40%	(6.07%)	31.91%	26.41%